UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:




   /s/ Kenneth H. Shubin Stein, M.D., CFA    New York, NY    November 11, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  09/30/2009

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           20
   Form 13F Information Table Value Total:      $22,054(thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
GREENLIGHT CAPITAL RE LTD      CL A             G4095J109      294    15636 SH       DEFINED                        15636
ALLEGHENY ENERGY INC           COM              017361106      737    27801 SH       DEFINED                        27801
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      582      175 SH       DEFINED                          175
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204      349     6843 SH       DEFINED                         6843
CROSSTEX ENERGY INC            COM              22765Y104      858   162581 SH       DEFINED                       162581
DELIA'S INC NEW                COM              246911101      529   245821 SH       DEFINED                       245821
GHL ACQUISITION CORP           WTS              36172H116      706   150206 SH       DEFINED                       150206
GASTAR EXPL LTD                COM NEW          367299203      313    65000 SH       DEFINED                        65000
HUNTSMAN CORP                  COM              447011107     1110   121874 SH       DEFINED                       121874
JOHN BEAN TECHNOLOGIES CORP    COM              477839104      700    38532 SH       DEFINED                        38532
LEUCADIA NATL CORP             COM              527288104     1155    46706 SH       DEFINED                        46706
LIBERTY ACQUISITION HLDGS CO   WTS              53015Y115       11    18470 SH       DEFINED                        18470
ORANGE 21 INC                  COM              685317109      139   159525 SH       DEFINED                       159525
RESOURCE AMERICA INC           CL A             761195205      501   104253 SH       DEFINED                       104253
SPDR TR                        UNIT SER 1       78462F103     8870    84000 SH  PUT  DEFINED                        84000
SPDR GOLD TR                   GOLD SHS         78463V107     2560    25900 SH  CALL DEFINED
TRIAN ACQUISITION I CORP       WTS              89582E116       13    29718 SH       DEFINED                        29718
WELLCARE HEALTH PLANS INC      COM              94946T106      915    37125 SH       DEFINED                        37125
WELLS FARGO & CO NEW           COM              949746101      461    16352 SH       DEFINED                        16352
WENDYS ARBYS GROUP INC         COM              950587105     1251   264414 SH       DEFINED                       264414